Note 5 - Property, Plant and Equipment	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

5. Property, Plant and Equipment

	December 31,
	2023	2022
	A$	A$
Plant and equipment	22,962,369	21,543,134
Leasehold improvements	9,341,941	9,341,612
Capital work in process	0	206,041
	32,304,310	31,090,787
Accumulated depreciation	(27,456,376)	(26,507,419)
Property, plant & equipment - net	4,847,934	4,583,368